Dividends Dividends (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended			0 Months Ended
	Feb. 26, 2014	Feb. 28, 2013	Nov. 30, 2012	Feb. 13, 2015
Annual variable dividend
Common Stock, Dividends, Per Share, Cash Paid	$ 0.4929	$ 0.2845
Payments of Ordinary Dividends, Common Stock	$ 293.9	$ 172.0
Special dividend
Common Stock, Dividends, Per Share, Cash Paid	$ 1.0000		$ 1.0000
Payments of Ordinary Dividends, Common Stock	596.3		604.7
Subsequent Event | Annual variable dividend
Common Stock, Dividends, Per Share, Cash Paid				$ 0.6862
Payments of Ordinary Dividends, Common Stock				$ 404.1